Revenue - Disclosure Of Contract Balances Explanatory (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Revenue [Abstract]
Trade accounts receivable	S/ 962,457	S/ 861,336	S/ 574,717
Contract liabilities, which are included in "trade accounts payable"	S/ (23,780)	S/ (17,291)	S/ (14,222)